UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or
Quarter Ended:     September 30, 2008

Check here if Amendment	 [   ];
Amendment Number: ______
This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing
this Report:

Name:	 Beutel, Goodman & Company  Ltd.
Address: 20 Eglinton Avenue West
         Suite 2000
         Toronto, Ontario  M4R 1K8

Form 13F File Number: 28-11939

The institutional investment manager
filing this report and the person by
whom it is signed hereby represent that
the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:   Michael James Gibson
Title:  Chief Financial Officer,
	   Alternate Compliance Officer
Phone:  416-932-6337

Signature, Place, and Date of Signing:
___________________________________
[Signature]

Toronto, Ontario, Canada	October 23, 2008
[City, State] 			[Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                       Beutel, Goodman & Company Ltd.
                                       Form 13F Information Table                               Form 13F File Number
              30-Sep-08                                                                           28 - 11939

                                                            Total     Shares Investment   Other    Voting Authority
Name of Issuer          Title of Class       CUSIP      (x $1000)            Discretion   Mgrs.         Sole    Shared      None
------------------     ------------------------------------------------------------------------------------- ----------------------
Bank of Nova Scotia         Common        64149107         272,627  6,019,908      Sole             4,804,136           1,215,772
CIBC                        Common       136069101         213,049  3,696,946      Sole             2,943,881             753,065
CDN National Railway        Common       136375102         201,348  4,202,594      Sole             3,404,985             797,609
Enbridge                    Common       29250N105         125,308  3,372,620      Sole             2,774,320             598,300
Encana                      Common       292505104         287,490  4,483,653      Sole             3,660,378             823,275
Kinross Gold Corp.          Common       496902404         113,032  7,010,081      Sole             5,698,881           1,311,200
Manulife Financial          Common       56501R106         330,822  9,159,785      Sole             7,419,633           1,740,152
Molson Coors Canada     ExchNonVot CLB   608711206         284,863  6,145,436      Sole             5,063,286           1,082,150
Nexen                       Common       65334H102         119,311  5,119,736      Sole             4,163,036             956,700
Royal Bank CDA              Common       780087102         203,223  4,265,243      Sole             3,366,139             899,104
Sun Life Financial Inc      Common       866796105         161,895  4,612,692      Sole             3,720,392             892,300
Talisman Energy Inc         Common       87425E103         186,450 13,156,941      Sole            10,518,282           2,638,659
ThomsonReuters Corp         Common       884903105         108,598  3,978,661      Sole             3,241,261             737,400
Toronto Dominion Bank       Common       891160509         413,431  6,838,223      Sole             5,522,899           1,315,324

Total                                                    3,021,447




FORM 13F SUMMARY PAGE



Report Summary:
September  30, 2008

Number of Other Included Managers:
None

Form 13F Information Table Entry Total:
14

Form 13F Information Table Value Total:
3,021,447    ( thousands)

List of Other Included Managers:
None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list,
state NONE and omit the column headings and list entries.



No. Form 13F File Number Name
28-11939

[Repeat as necessary.]